Income taxes (Tables)	6 Months Ended
Sep. 30, 2016
Schedule of Components of Income Tax Expense (Benefit)

The following table presents the components of Income tax expense for the six months ended September 30, 2015 and 2016:

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Current tax expense	137,371	102,390
Deferred tax expense (benefit)	29,890	(27,875)

Total income tax expense	167,261	74,515

Comprehensive Income Tax (Expense) Benefit Components

The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2015	2016
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(86,790)	(21,562)
Less: reclassification adjustments	(34,567)	(38,351)

Total	(121,357)	(59,913)

Foreign currency translation adjustments:
Unrealized gains (losses)	—	(126)
Less: reclassification adjustments	—	—

Total	—	(126)

Pension liability adjustments:
Unrealized gains (losses)	(118)	239
Less: reclassification adjustments	(692)	87

Total	(810)	326

Total tax effect before allocation to noncontrolling interests	(122,167)	(59,713)